Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
EBP Plan Description [Text Block]

1. PLAN DESCRIPTION

The following description of the PCS 401(k) Retirement Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

The Plan sponsor, PCS Administration (USA), Inc. (the “Company”) is a wholly owned subsidiary of Nutrien Ltd. (“Nutrien”). The Plan is a defined contribution plan established for the benefit of all eligible employees of the Company; PCS Phosphate Company, Inc.; PCS Sales (USA), Inc.; certain employees of White Springs Agricultural Chemicals, Inc.; and certain employees of PCS Nitrogen, Inc. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The trustee and recordkeeper of the Plan is Fidelity Management Trust Company (“Fidelity” or “Trustee”). The Plan is administered by a committee of three or more persons (the “Plan Committee”) appointed by Nutrien’s Board of Directors. The Plan Committee determines the appropriateness of the Plan’s investment offerings and monitors investment performance.

All of the Plan’s investment assets are held in a trust account by the Trustee and consist of an interest in the Nutrien 401(k) Retirement Plan Master Trust (the “Master Trust”), a master trust established by an affiliate of the Company and administered by the Trustee.

Plan transfers

During 2025, the account balances for certain participants in the Plan were transferred to the Nutrien 401(k) Retirement Plan. This amount is included in the Statement of Changes in Net Assets Available for Benefits on the affiliated plan transfers and other, net line.

Participant eligibility and plan entry

Certain employees of the Company, who are either (a) highly compensated and not accruing in the PCS U.S. Employees’ Pension or (b) are accruing in the PCS U.S. Employees’ Pension are eligible to participate in the Plan if they are regular full-time employees hired or rehired on or before January 1, 2020, who are not leased employees and are not represented by a collective bargaining unit of the Company’s participating subsidiaries or affiliated companies or represented by a collective bargaining unit that does not provide for employees’ participation in the Plan. Regular full-time employees are enrolled into the Plan as soon as practical after they begin working with the Company. Employees who are not regular full-time employees and are not otherwise ineligible are enrolled into the Plan at which time they complete a year of eligibility service.

Contributions

Participants may contribute up to 75 percent of eligible compensation each year, as defined in the Plan, subject to certain Internal Revenue Code of 1986, as amended (“IRC”), limitations. These contributions may be pre-tax contributions and/or ROTH after-tax contributions. Participants who are age 50 and over may also make “catch-up” contributions. The Plan has an automatic enrollment provision, under which new participants make a 3 percent pre-tax contribution, unless they formally waive participation or elect a different participation level. The Plan was amended so that after December 31, 2019, no new employee shall become a participant of this Plan. The Plan also has an automatic increase program, which is available for participants to voluntarily elect to have an increase in the deferral rate each year in the Plan on or after April 2, 2012.

For participants continuing benefit accrual in the PCS U.S. Employees’ Pension Plan, the Company matches 50 percent of the first 6 percent of eligible compensation that participants contribute for a maximum match of 3 percent. For Non-Highly Compensation participant’s as of January 1, 2019, with frozen benefit accruals in the PCS U.S. Employees’ Pension Plan, the Company matches 150 percent of the first 6 percent of eligible compensation that participants contribute for a maximum match of 9 percent and the Company provides a non-elective employer contribution of 1 percent of eligible compensation. Catch-up contributions are eligible for the Company match. Participants may also rollover amounts representing distributions from other qualified defined benefit or contribution plans (rollover contributions), which are not eligible for the Company match.

After the end of each plan year, the Company may make an additional "true-up" matching contribution to the participant account if the aggregate matching contribution allocation for the plan year is less than the amount the participant would otherwise have received as matching contributions had the participant contributed at least 6 percent of eligible compensation for each pay period throughout the plan year. The amount of the true-up contribution will be the difference between the amount of matching contributions allocated to the participant account during the plan year and the amount that would have been allocated for the plan year had the participant contributed at least 6 percent of eligible compensation throughout the year.

Vesting

Participants are immediately vested in their employee and employer contributions in their account balances.

Distributions

Distributions from the Plan may be made to a participant upon death, total disability, retirement, financial hardship, or termination of employment. In-service withdrawals are also permitted after a participant attains age 59½. Company contributions, if any, are subject to certain forfeiture provisions.

Upon termination of employment, a participant whose vested account balance is greater than $7,000 may elect to receive a distribution of his or her account balance, leave the vested account balance in the Plan until a date not to exceed April 1 of the year following the year in which the participant reaches age 72 (age 70½ if the participant was born before July 1, 1949) or request a direct rollover. A participant with a vested account balance between $1,000 and $7,000 (including the value of the Participant’s Rollover Account) which has not elected to have such distribution paid directly to an eligible retirement plan specified by the participant in a direct rollover or to receive the distribution directly in accordance with Article 11, will automatically have the distribution directly rollover to the individual retirement account designated by the Committee. If the participant’s vested account balance is $1,000 or less (including the value of the Participant’s Rollover Account), the Committee may direct that the amount be automatically distributed.

For all participant-driven distributions, any portion of a participant’s account that is invested in Nutrien common stock may be distributed in cash or in common shares of Nutrien, at the election of the participant.

Participants may make withdrawals, not to exceed their pre-tax contributions, to satisfy one of the immediate and heavy financial needs as described in the Plan document.

The designated beneficiary is entitled to a death benefit distribution equal to the participant’s vested account balance.

Notes receivable from participants

Participants may borrow from their fund accounts up to a maximum amount equal to the lesser of $50,000 or 50 percent of their vested account balance. Loan terms range from one year to five years or up to 20 years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account. Loans bear interest based on the prevailing terms when the loan was made. Interest rate is established at the inception of the loan and is set at one percentage point higher than the prime lending rate as posted in Reuters as of the first business day of the calendar month in which the loan is made. The interest rate is fixed and does not change for the duration of the loan. Principal and interest are paid ratably through payroll deductions. A participant may generally have no more than one outstanding loan at any one time. As of December 31, 2025, participant loans have maturities through 2042 at interest rates ranging from 3.00 percent to 9.50 percent.

Participant accounts

Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, the Company’s matching contributions, the Company’s discretionary performance contribution when applicable, and allocations of Plan earnings. These accounts are also charged with withdrawals and an allocation of Plan gains (losses) and administrative expenses. Allocations are based on participant earnings or account balances, as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided to the participant’s vested account.

Investment options

Participants direct the investment of their account balances and contributions into various investment options offered by the Plan. The Plan currently offers Nutrien common stock, a selection of mutual and common collective trust funds, short-term funds and stable value funds. Dividends distributed by a participant’s investment in Nutrien common stock are reinvested in Nutrien common stock. The Nutrien stock purchase account is a money market fund that is used in the recordkeeping of the purchases and sales of fractional shares of Nutrien common stock and is not available as a participant-directed investment option.

Participants who are enrolled in the Plan under the automatic enrollment provision and who have not otherwise made an investment election, will have their contributions and the Company contributions invested in the Plan’s “default fund,” which has been designated as State Street Target Retirement date funds based on the retirement date closest to the year that the participant might retire, based on the participant’s current age and assuming a normal retirement age of 65.